EARNINGS PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net income	$ 27,248	$ 3,977	$ 13,493
Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares, net of treasury stock	31,440,093	29,251,888	28,928,060
Effect of dilutive securities:
Employee stock options, warrants and RSUs	1,475,590	1,548,016	1,291,746
Denominator for diluted earnings per share - adjusted weighted average number of shares	32,915,683	30,799,904	30,219,806